                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:_________
This Amendment:         [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Taconic Capital Advisors LLC
Address:          375 Park Avenue, Suite 1904
                  New York, NY  10152

Form 13F File Number:  28-05329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Robin S. Rothstein
Chief Financial Officer
(212) 209-3150

Signature, Place, and Date of Signing:

/s/ Robin S. Rothstein                      New York, NY                        September 14, 2000
----------------------                      ------------                        ------------------


Report Type (Check only one):

[ X] 13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                               0
                                                  ------------------------------

Form 13F Information Table Entry Total:                         97
                                                  ------------------------------

Form 13F Information Table Value Total:                    478,309
                                                  ------------------------------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   NONE



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                                                      FORM 13F INFORMATION TABLE

                                                       VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER    TITLE OF CLASS       CUSIP  (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHRD  NONE
        --------------    --------------       -----  --------   -------   ---  ----  ----------  --------   ----    ----  ----
3COM                          common       885535104       2263   117,952  SH            sole               117,952
4Front Software Intl          common       351042106       3862   212,328  SH            sole               212,328
Acuson Corp                   common       005113105       3066   134,784  SH            sole               134,784
ADC Telecommunications        common       000886101        613    22,800  SH            sole                22,800
Alcatel                     Spnsrd ADR     013904305      12877   204,800  SH            sole               204,800
Alteon Websystems Inc.        common       02145A109       6834    58,901  SH            sole                58,901
AMDOCS Ltd.                  Ordinary      G02602103        927    14,868  SH            sole                14,868
Anadarko Pete Corp            common       03251107       11378   171,206  SH            Sole               171,206
Anesta Corp                   common       034603100       2901   126,137  SH            sole               126,137
Arvin Meritor Inc.            common       043353101        458    31,200  SH            sole                31,200
Associates First Cap Corp     Class A      046008108       8315   218,806  SH            sole               218,806
AXA Finl Inc.                 common       002451102       2229    43,761  SH            sole                43,761
Axent Technologies Inc.       common       05459C108       1921    89,097  SH            sole                89,097
Banco Santander Cent Hisp       ADR        05964H105        620    56,706  SH            sole                56,706
Banknorth Group Inc. Del      common       06646R107       5980   334,548  SH            sole               334,548
Battle Mtn Gold Co            common       071593107        107    61,265  SH            sole                61,265
BB&T Corp                     common       054937107       1161    38,523  SH            sole                38,523
Best Foods Inc                common       08658U101      14963   205,676  SH            sole               205,676
BP Amoco PLC                Spnsrd ADR     055622104       3477    65,600  SH            sole                65,600
Catalytica Inc.               common       148885106        754    60,916  SH            sole                60,916
Ch Schwab USD                 common       808513105       3472    97,800  SH            sole                97,800
Clear Channel Comm            common       184502102      11276   199,578  SH            sole               199,578
Clearnet Comm Inc.         Cl A non-vtg    184902104       6151   138,810  SH            sole                              138,810
Coastal Corp                  common       190441105       2790    37,634  SH            sole                37,634
Cobalt Networks Inc.          common       19074R101       3617    62,491  SH            Sole                62,491
Columbia Energy Group         common       197648108       4953    69,754  SH            sole                69,754
Commerce One Inc. Del         common       200693109      10427   132,822  SH            sole               132,822
Conagra Inc.                  common       205887102       1360    67,800  SH            sole                67,800
Corning Inc                   common       219350105       7128    24,000  SH            sole                24,000
Devon Energy Corp New         common       25179M103       3835    63,761  SH            sole                63,761
Dnldson Lufkin & Jenrette     common       257661108      10646   119,031  SH            sole               119,031
Dura Pharmaceuticals Inc.     common       26632S09        3025    85,509  SH            sole                85,509
Dynegy Inc New                common       26816Q101       5978   104,880  SH            sole               104,880
Eastern Enterprises           common       27637F100       8746   137,059  SH            sole               137,059
Elan PLC                        ADR        284131208       3176    58,000  SH            sole                58,000


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
Elan PLC                              RT         G29539148              349      359,802      SH        sole       359,802
Exxon Mobil Corp                    common       30231G102             3164       35,500      SH        sole        35,500
First SEC Corp Del                  common       336294103             9646      591,353      SH        sole       591,353
Flextronics Intl Ltd               ordinary      Y2573F102             4131       50,300      SH        sole        50,300
Florida Progress Corp               common       341109106             4666       88,134      SH        sole        88,134
Flowers Inds Inc                    common       343496105             1024       52,513      SH        sole        52,513
Forcenergy Inc.                   common new     345206205              647       24,768      SH        sole        24,768
Fort James Corp                     common       347471104             6152      201,300      SH        sole       201,300
Geltex Pharmaceuticals Inc          common       368538104             6654      142,135      SH        sole       142,135
General Elec Co                     common       369604103             3984       69,057      SH        sole        69,057
Hertz Corp                           Cl A        428040109             2362       74,394      SH        sole        74,394
HSB Group Inc.                      common       40428N109             4513      112,465      SH        sole       112,465
Infinity Broadcasting CP             Cl A        45662S102             2888       87,522      SH        sole        87,522
Iron Mtn Inc PA                     common       462846106             1514       40,920      SH        sole        40,920
JDS Uniphase Corp                   common       46612J101             6502       68,672      SH        sole        68,672
Keebler Foods Co.                   common       487256109             2941       70,017      SH        sole        70,017
King Pharmaceuticals Inc            common       495582108             5614      167,908      SH        sole       167,908
LG&E Energy Corp                    common       501917108             2674      109,402      SH        sole       109,402
Mallinckrodt Inc. New               common       561232109             3993       87,522      SH        sole        87,522
MCN Energy Group Inc                common       55267J100             1085       42,359      SH        sole        42,359
Medtronic Inc                       common       585055106             2705       52,217      SH        sole        52,217
MMC Networks Inc.                   common       55308N102             8813       69,668      SH        sole        69,668
Molecular Devices Corp              common       60851C107              988       10,055      SH        sole        10,055
Morgan JP & Co                      common       616880100             6148       37,634      SH        sole        37,634
Motorola                            common       620076109             3447      122,025      SH        sole       122,025
Nabisco Hldgs Corp                   Cl A        629526104             3293       61,265      SH        sole        61,265
National-Oilwell Inc.               common       637071101             1603       51,300      SH        sole        51,300
Nextlink Common A                   common       65333H707             5755      163,540      SH        sole       163,540
Nortel Networks Corp                common       656568102            11257      189,000      SH        sole       189,000
Paine Webber                        common       695629105            11156      163,754      SH        sole       163,754
Pfizer Inc                          common       717081103            12416      276,300      SH        sole       276,300
Pharmacia Corp                      common       71713U102            11309      187,901      SH        sole       187,901
Pioneer Group Inc                   common       723684106             7800      177,407      SH        sole       177,407
Policy Mgmt Sys Corp                common       731108106             1453      107,652      SH        sole       107,652
Providence Energy Corp              common       743743106             1909       44,986      SH        sole        44,986
Prudential Steel Cad                common       74435C103             2730      199,199      SH        sole       199,199
Sanmina Corp                        common       800907107             8546       91,280      SH        sole        91,280
Seagate Technology                  common       811804103             8128      117,804      SH        sole       117,804
Seagram Ltd.                        common       811850106             3268       56,889      SH        sole        56,889
Security Cap US Rlty               Spnsr ADR     814136206              108        5,076      SH        sole         5,076

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
Shire Pharmaceuticals Grp          Spnsr ADR     82481R106             7233      140,100      SH     sole      140,100
Smucker JM Co                       common       832696306             3472      142,792      SH     sole      142,792
Southdown Inc                       common       841297104             7483      105,026      SH     sole      105,026
Telefonica S A                     Spnsr ADR     879382208             7555      127,112      SH     sole      127,112
Teleglobe                           common       87941V100             6709      319,454      SH     sole      319,454
Telxon Corp                         common       879700102             5975      341,422      SH     sole      341,422
Texas Instrs Inc                    common       882508104             9335      197,838      SH     sole      197,838
Total Fina SA                      Spnsr ADR     89151E109             5794       78,900      SH     sole       78,900
Tribune Co New                      common       896047107             2159       49,500      SH     sole       49,500
Tritel Inc.                          Cl A        89675X104             1360       95,048      SH     sole       95,048
Tumbleweed Comm Corp                common       899690101              627       12,300      SH     sole       12,300
Viacom Inc                           CL B        925524308            20112      343,058      SH     sole      343,058
Vodaphone Group PLC                Spnsr ADR     92857W100             4144      112,000      SH     sole      112,000
Voicestream Wireless Corp           common       928615103             8707       75,021      SH     sole       75,021
Warner Chilcott Labs               Spnsr ADR     934435207              463       15,754      SH     sole       15,754
Wells Fargo Company                 common       949746101             1534       33,383      SH     sole       33,383
Wesley Jessen Visioncare            common       951018100             7182      186,859      SH     sole      186,859
Westwood One Inc                    common       961815107              547       25,500      SH     sole       25,500
Xcel Engergy Inc.                   common       98389B100            13668      497,027      SH     sole      497,027
Young & Rubicam Inc.                common       987425105             2918       58,947      SH     sole       58,947
Ziff-Davis Inc.                    common ZD     989511100             1895      233,245      SH     sole      233,245
Ziff-Davis Inc.                    Com ZDNET     989511209              816       58,027      SH     sole       58,207

                                                                 -----------

TOTAL VALUE                                                         478,309